Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Cost of Property, Plant and Equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2024	$1,398	$5,251	$29,701	$165	$155	$4,393	$41,063
Additions	12	0	854	0	6	1,255	2,127
Conversion adjustments	6	22	1,863	0	0	168	2,059
Balance as of December 31, 2024	$1,416	$5,273	$32,418	$165	$161	$5,816	$45,249

Additions	71	683	1,511	8	5	614	2,892
Conversion adjustments	(23)	(85)	(1,436)	(36)	(24)	(17)	(1,621)
Balance as of December 31, 2025	$1,464	$5,871	$32,493	$137	$142	$6,413	$46,520

Schedule of Accumulated Depreciation of Property, Plant and Equipment

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2024	1,318	$21,619	$87	$85	$23,109

Depreciation expense	57	1,002	2	5	1,066
Conversion effects	(20)	1,470	(3)	(3)	1,444
Balance as of December 31, 2024	1,355	$24,091	$86	$87	$25,619

Depreciation expense	38	1,043	1	0	1,082
Conversion effects	(7)	(1,266)	(1)	(8)	(1,282)
Balance as of December 31, 2025	$1,386	$23,868	$86	$79	$25,419

Schedule of Net Book Value of Property, Plant and Equipment

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of January 1, 2024	$1,398	$3,933	$8,082	$78	$70	$4,393	$17,954

Balance as of December 31, 2024	$1,416	$3,918	$8,327	$79	$74	$5,816	$19,630

Balance as of December 31, 2025	$1,464	$4,485	$8,625	$51	$63	$6,413	$21,101